Other assets and liabilities - Summary of Other Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	R$ 12,920	R$ 7,969
Other non-financial assets, Non-current	1,771	1,313
Other non-financial assets, Total	14,691	9,282
Other financial assets, Current	87,498	62,390
Other financial assets, Non-current	7,254	12,700
Other financial assets, Total	94,752	75,090
Receivables from credit card issuers [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	42,395	36,491
Other financial assets, Total	42,395	36,491
Deposits in guarantee for contingent liabilities, provisions and legal obligations [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	7,990	1,455
Other financial assets, Non-current	6,530	12,079
Other financial assets, Total	14,520	13,534
Trading and intermediation of securities [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	26,544	15,400
Other financial assets, Non-current	207	255
Other financial assets, Total	26,751	15,655
Income receivable [member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	3,236	3,155
Other financial assets, Non-current		5
Other financial assets, Total	3,236	3,160
Credit of operations without credit granting characteristics net amount [member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	3,612	3,021
Other financial assets, Non-current	5	4
Other financial assets, Total	3,617	3,025
Insurance and reinsurance operations [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	836	899
Other financial assets, Non-current	511	356
Other financial assets, Total	1,347	1,255
Net amount receivables from reimbursement of provisions [member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	978	999
Other financial assets, Total	978	999
Deposits in guarantee of fund raisings abroad [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	1,864	970
Other financial assets, Non-current	1	1
Other financial assets, Total	1,865	971
Other [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	43
Other financial assets, Total	43
Sundry Foreign [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	639	995
Other non-financial assets, Non-current	7	9
Other non-financial assets, Total	646	1,004
Prepaid expenses [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	3,288	2,642
Other non-financial assets, Non-current	1,038	546
Other non-financial assets, Total	4,326	3,188
Sundry domestic [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	2,916	1,579
Other non-financial assets, Non-current	9	27
Other non-financial assets, Total	2,925	1,606
Assets of post-employment benefits plans [member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Non-current	717	731
Other non-financial assets, Total	717	731
Other non financial assets [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	2,269	2,753
Other non-financial assets, Non-current		0
Other non-financial assets, Total	2,269	R$ 2,753
Lease right-of-use [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	3,808
Other non-financial assets, Total	R$ 3,808